5 EQUIPMENT: Schedule of Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Equipment

December 31, 2018

	Opening			Closing	Opening	Depreciation	Closing
	cost			cost	accumulated	during the	depreciation	Net book
	balance	Additions	Disposals	balance	depreciation	period	balance	value
Office Equipment	$ 18,026	$ -	$ -	$ 18,026	$ 14,729	$ 431	$ 15,160	$ 2,866
Computer Equipment	181,077	$ 7,725	-	188,802	118,045	30,204	148,249	40,553
	$ 199,103	$ 7,725	$ -	$ 206,828	$ 132,774	$ 30,635	$ 163,409	$ 43,419

December 31, 2017

	Opening			Closing	Opening	Depreciation	Closing
	cost			cost	accumulated	during the	depreciation	Net book
	balance	Additions	Disposals	balance	depreciation	period	balance	value
Office Equipment	$ 18,026	$ -	$ -	$ 18,026	$ 10,353	$ 4,376	$ 14,729	$ 3,297
Computer Equipment	174,762	$ 6,315	-	181,077	76,596	41,449	118,045	63,032
	$ 192,788	$ 6,315	$ -	$ 199,103	$ 86,949	$ 45,825	$ 132,774	$ 66,329